July 17, 2019	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Texas Quality Municipal Income Fund (the “Registrant”)
File No. 811-06384

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of MuniFund Term Preferred Shares (“MTP Shares”) of the Registrant in connection with the Registrant’s special shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of MTP Shares will be asked to consider a proposal relating to the reorganization of the Registrant with and into Nuveen Quality Municipal Income Fund (the “Acquiring Fund”).

For the staff’s reference, please note that the transactions described in the Proxy Statement relate to the same transaction described in the Acquiring Fund’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization, as filed on June 7, 2019 (Securities Act File No. 333-232031). Accordingly, the disclosures in the Proxy Statement are substantially the same as the similarly captioned sections in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, as filed on the date hereof. The Proxy Statement reflects changes made in Pre-Effective Amendment No. 1 in response to staff comments to the extent applicable to the Proxy Statement.

Please contact the undersigned at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours, /s/ Deborah Bielicke Eades Deborah Bielicke Eades Shareholder

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